Related party transactions (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Aug. 31, 2024	Aug. 31, 2023
Related party transactions
Right-of-use assets	$ 250,457		$ 260,807
Lease liability	251,056		259,792	$ 2,641,794
MAC Engineering, SASU
Related party transactions
Research and Development	2,759,362	$ 791,906
California Electric Boat Company Inc.
Related party transactions
Right-of-use assets	0		0
Lease liability	0		0
Rent expense	$ 67,338		$ 0